Segmental Information - Summary of Impact of Acquisitions and Disposals on Net Sales and Operating Profit Disclosed under the Appropriate Geographical Segments (Parenthetical) (Detail)	4 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Annual net sales occur in the last four months	40.00%	40.00%